ORGANIZATION AND BUSINESS - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) m² $ / shares	Dec. 31, 2022 HKD ($)	Dec. 30, 2022 m²	Dec. 31, 2021 USD ($) $ / shares
Organization and Business [Line Items]
Cash and cash equivalents | $	$ 509,523			$ 499,289
1 to 3 Years [Member]
Organization and Business [Line Items]
Concession fee per square meter	0.75
4 to 10 Years [Member]
Organization and Business [Line Items]
Concession fee per square meter	2.5
Studio City Casino [Member]
Organization and Business [Line Items]
Area of Land			28,784.3
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Organization and Business [Line Items]
Remaining Borrowing Capacity	$ 29,835	$ 233,000
New Cotai, LLC [Member]
Organization and Business [Line Items]
Common stock dividend percentage	9.40%	9.40%		19.60%
Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001			$ 0.0001
Class B Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001			$ 0.0001